Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836	57.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38000%	September 15, 2016
Class A-2a Notes	$273,400,000.00	0.950%	August 15, 2018
Class A-2b Notes	$100,000,000.00	1.130%	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.410%	February 15, 2020
Class A-4 Notes	$105,720,000.00	1.740%	February 15, 2021
Class B Notes	$31,570,000.00	2.010%	March 15, 2021
Class C Notes	$21,040,000.00	2.260%	March 15, 2022
Total	$1,052,130,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,563,431.39

Principal:
Principal Collections	$14,971,782.55
Prepayments in Full	$7,875,456.16
Liquidation Proceeds	$326,810.64
Recoveries	$49,762.46
Sub Total	$23,223,811.81
Collections	$24,787,243.20

Purchase Amounts:
Purchase Amounts Related to Principal	$318,775.99
Purchase Amounts Related to Interest	$1,899.11
Sub Total	$320,675.10

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,107,918.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	18
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,107,918.30
Servicing Fee	$491,592.57	$491,592.57	$0.00	$0.00	$24,616,325.73
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,616,325.73
Interest - Class A-2a Notes	$40,468.48	$40,468.48	$0.00	$0.00	$24,575,857.25
Interest - Class A-2b Notes	$16,432.74	$16,432.74	$0.00	$0.00	$24,559,424.51
Interest - Class A-3 Notes	$352,500.00	$352,500.00	$0.00	$0.00	$24,206,924.51
Interest - Class A-4 Notes	$153,294.00	$153,294.00	$0.00	$0.00	$24,053,630.51
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,053,630.51
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$24,000,750.76
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,000,750.76
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$23,961,125.43
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,961,125.43
Regular Principal Payment	$21,777,042.69	$21,777,042.69	$0.00	$0.00	$2,184,082.74
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,184,082.74
Residual Released to Depositor	$0.00	$2,184,082.74	$0.00	$0.00	$0.00
Total		$25,107,918.30

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$21,777,042.69
Total					$21,777,042.69
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$15,944,947.70	$58.32	$40,468.48	$0.15	$15,985,416.18	$58.47
Class A-2b Notes	$5,832,094.99	$58.32	$16,432.74	$0.16	$5,848,527.73	$58.48
Class A-3 Notes	$0.00	$0.00	$352,500.00	$1.18	$352,500.00	$1.18
Class A-4 Notes	$0.00	$0.00	$153,294.00	$1.45	$153,294.00	$1.45
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$21,777,042.69	$20.70	$655,200.30	$0.62	$22,432,242.99	$21.32

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$51,118,076.34	0.1869717	$35,173,128.64	0.1286508
Class A-2b Notes	$18,697,174.96	0.1869717	$12,865,079.97	0.1286508
Class A-3 Notes	$300,000,000.00	1.0000000	$300,000,000.00	1.0000000
Class A-4 Notes	$105,720,000.00	1.0000000	$105,720,000.00	1.0000000
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$528,145,251.30	0.5019772	$506,368,208.61	0.4812791

Pool Information
Weighted Average APR	3.261%	3.251%
Weighted Average Remaining Term	42.85	42.02
Number of Receivables Outstanding	32,577	31,935
Pool Balance	$589,911,084.79	$566,102,947.16
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$552,414,873.26	$530,280,708.51
Pool Factor	0.5246826	0.5035070

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$8,491,544.21
Yield Supplement Overcollateralization Amount	$35,822,238.65
Targeted Overcollateralization Amount	$59,734,738.55
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$59,734,738.55

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	18
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		82	$315,312.29
(Recoveries)		51	$49,762.46
Net Loss for Current Collection Period			$265,549.83
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5402%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6230%
Second Prior Collection Period			0.7050%
Prior Collection Period			0.4534%
Current Collection Period			0.5513%
Four Month Average (Current and Prior Three Collection Periods)			0.5832%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,682	$5,038,892.29
(Cumulative Recoveries)			$433,278.02
Cumulative Net Loss for All Collection Periods			$4,605,614.27
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4096%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,995.77
Average Net Loss for Receivables that have experienced a Realized Loss			$2,738.18

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.21%	322	$6,871,084.09
61-90 Days Delinquent	0.20%	54	$1,139,064.09
91-120 Days Delinquent	0.07%	17	$400,236.33
Over 120 Days Delinquent	0.04%	12	$250,809.16
Total Delinquent Receivables	1.53%	405	$8,661,193.67

Repossession Inventory:
Repossessed in the Current Collection Period		30	$668,134.79
Total Repossessed Inventory		41	$971,614.53

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2047%
Prior Collection Period			0.2701%
Current Collection Period			0.2599%
Three Month Average			0.2449%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3162%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	February 2017
Payment Date	3/15/2017
Transaction Month	18

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer